Vanguard Emerging Markets Stock Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%		8.12%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%		8.26%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	9.47%	8.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.75%	4.62%		8.10%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.77%	3.65%		7.21%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	3.27%		6.28%